ACQUISITIONS (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 25, 2020	Aug. 03, 2020	Jul. 31, 2020	Sep. 12, 2018	May 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Prepaid royalties, non-current						$ 340,969			$ 340,969		$ 344,321
Warrant, shares						250,000			250,000
Revenue, remaining performance obligation, percentage						6.00%			6.00%
Additional revenues									$ 50,000,000
Additional revenue									200,000,000
Warrants amount						$ 20,000,000			$ 20,000,000
Intangible assets useful life											20 years
Weighted average cost of capital percentage						33.80%			33.80%
Acquisitions, value								$ 12,500,000			$ 12,500,000
Legal and filing fees											17,801
Prepaid royalties, non-current											$ 344,321
Sale of common stock, shares					29,978
Shares issues at common stock value								6,275,064				125,000
Royalties percentage									10.00%		10.00%
Net sales						$ 37,215		124,985	$ 271,952	$ 124,985	$ 197,136
Percentage of allocation to intangible assets											100.00%
Amortization expense						$ 108,777	$ 4,022,271	$ 341,270	326,331	$ 341,270	$ 589,489
Consideration transferred amount									$ 23,626,000		14,432,300
Mukeshkkumar B Patel [Member]
Business Acquisition [Line Items]
Consideration transferred amount											9,450,000
Dura Graft Patents [Member]
Business Acquisition [Line Items]
Intangible assets useful life									13 years
Distribution Rights [Member]
Business Acquisition [Line Items]
Intangible assets useful life									10 years
Maximum [Member]
Business Acquisition [Line Items]
Additional revenue									$ 50,000,000
Revenue recognized									$ 200,000,000
Royalty [Member]
Business Acquisition [Line Items]
Revenue, remaining performance obligation, percentage						5.00%			5.00%
Additional revenue									$ 50,000,000
Royalty [Member] | Minimum [Member]
Business Acquisition [Line Items]
Revenue, remaining performance obligation, percentage						4.00%			4.00%
Royalty [Member] | Maximum [Member]
Business Acquisition [Line Items]
Revenue, remaining performance obligation, percentage						2.00%			2.00%
Restricted Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Issued for Services									10,000,000
Warrant, shares						3,000,000			3,000,000
Warrant, per shares						$ 5.00			$ 5.00
Warrant, term						5 years			5 years
Restricted Stock [Member] | Performance Warrants [Member]
Business Acquisition [Line Items]
Warrant, shares						4,000,000			4,000,000
Somah [Member]
Business Acquisition [Line Items]
Prepaid royalties, non-current											344,321
Warrant, shares			3,000,000
Warrant, per shares			$ 5.00
Warrant, term			5 years
Business combination, description			The Company compensated the Somah stockholders as follows: (1) 10,000,000 shares of common stock valued at $1.25 per share (the Company’s stock is thinly traded therefore the value per share was determined by the funding completed on August 3, 2020 which sold 4,610,064 shares of common stock at $1.25 per share, which was the first tranche of a total funding of $7,000,240 (5,600,272 shares, August 3, 2020 and September 25, 2020) which all stock was sold at $1.25 per share); (2) 3,000,000 warrants with a strike price of $5.00 per share and a term of five years; and (3) royalties on all net sales for Somahlution, Inc. of 6% on the first $50 million of net sales, 4% for greater than $50 million up to $200 million, and 2% for greater than $200 million.
Number of shares issues at common stock	5,600,272	5,600,272	10,000,000
Shares issued, price per share	$ 1.25	$ 1.25	$ 1.25
Sale of common stock, shares		4,610,064
Shares issues at common stock value	$ 7,000,240	$ 7,000,240
Krillase Technology [Member]
Business Acquisition [Line Items]
Issuance of common stock for acquisition, shares				16,980,000
Acquisitions, value				$ 28,600,000
Legal and filing fees											$ 17,801
Somahlution Inc [Member] | Sales [Member]
Business Acquisition [Line Items]
Royalties percentage			6.00%
Net sales			$ 50,000,000
Somahlution Inc [Member] | Minimum [Member] | One Sales [Member]
Business Acquisition [Line Items]
Royalties percentage			4.00%
Net sales			$ 50,000,000
Somahlution Inc [Member] | Maximum [Member] | One Sales [Member]
Business Acquisition [Line Items]
Royalties percentage			4.00%
Net sales			$ 200,000,000
Somahlution Inc [Member] | Maximum [Member] | Two Sales [Member]
Business Acquisition [Line Items]
Royalties percentage			2.00%
Net sales			$ 200,000,000